Share-based Compensation (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Share-based Compensation Expense	306,308	203,018	122,032
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	165,708	100,540	57,318
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	17,967	13,368	11,357
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	48,350	33,374	17,897
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	74,283	55,736	35,460